Accounts receivable - Schedule of Movement in Allowance for Expected Credit Losses in Accounts Receivable (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Reconciliation of changes in allowance account for credit losses of financial assets [abstract]
Balance at beginning of period	$ 1,181	$ 1,095
Changes in allowance account for credit losses of financial assets [abstract]
Increase	61	786
Reversals	(95)	(665)
Write-off	(36)	(51)
Currency translation adjustments	(62)	47
Balance at end of period	$ 1,049	$ 1,212